UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

THE TRAVELERS SERIES TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: DECEMBER 31, 2004

ITEM  1.    REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

                                    1 of 12

ANNUAL REPORT
DECEMBER 31, 2004

                                                              [UMBRELLA ART TOP]

                          [UMBRELLA ART BOTTOM]
                  THE TRAVELERS SERIES TRUST:

                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
MANAGER OVERVIEW............................................    2
FUND AT A GLANCE............................................    4
FUND EXPENSES...............................................    5
PERFORMANCE COMPARISON......................................    7
SCHEDULE OF INVESTMENTS.....................................    8
STATEMENT OF ASSETS AND LIABILITIES.........................    9
STATEMENT OF OPERATIONS.....................................   10
STATEMENTS OF CHANGES IN NET ASSETS.........................   11
FINANCIAL HIGHLIGHTS........................................   12
NOTES TO FINANCIAL STATEMENTS...............................   13
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....   16
ADDITIONAL INFORMATION......................................   17
IMPORTANT TAX INFORMATION...................................   20

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

Despite sharply rising oil prices, threats of terrorism, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the reporting period. Following a robust
4.5% gain in the first quarter of 2004, gross domestic product ("GDP")(i) growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, third quarter 2004 GDP rose a strong 4.0%. While fourth quarter GDP figures have not yet been released, continued growth is expected.

Turning to the financial markets, stocks in both the U.S. and abroad rallied sharply during the fourth quarter of 2004, helping to produce solid gains for the year. With the uncertainty of the presidential election behind them, coupled with falling oil prices, investors were drawn to the equity markets. The overall bond market also generated positive returns during the fiscal year. This was surprising to many, given the economic expansion and five interest rate hikes by the Federal
Reserve Board ("Fed").(ii)

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions may have affected fund performance.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund and variable product industry have recently come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, revenue sharing, producer compensation and other mutual fund and variable product issues in connection with various investigations. The fund has been informed that Travelers Life & Annuity and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission ("SEC") has notified Citigroup Asset Management ("CAM") and Citicorp Trust Bank ("CTB"), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the "Additional Information" note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 14, 2005

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

MARKET/ECONOMIC OVERVIEW

The economic expansion entered its fourth year at the close of 2004. Led by strong consumer and business demand, the balance of growth was quite healthy. The employment picture improved during the year, as rising profits led to increased corporate willingness to hire new employees. Strong consumer and business fundamentals appear likely to continue into 2005 and consumer spending looks to strengthen further relative to last year.

Inflation began to rise modestly in 2004 as shortages of certain goods and commodities developed around the world. In 2005, inflation pressures look to rise as healthy growth continues to improve corporate pricing power. The ongoing economic recovery and rising price pressures caused the Fed to institute a series of five 25 basis point(iii) rate hikes, beginning in mid-2004. This trend looks to continue well into 2005. After the end of the fund's reporting period, at their February meeting, the Fed once again raised the target rate by 0.25% to 2.50%.

PERFORMANCE UPDATE(1)

For the twelve months ended December 31, 2004, the Zero Coupon Bond Fund Portfolio Series 2005 returned 1.06%. In comparison, a U.S. Treasury STRIP maturing on November 15, 2005,(iv) which is similar to securities in the fund, returned 0.99% during the same time period. In comparison, the fund's unmanaged benchmark, the Merrill Lynch Zero Coupon 10-Year Index(v) returned 7.03%, and the Lipper Variable Target Maturity Funds Category Average was 3.05% for the same period.(2)

                              PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2004
                                  (UNAUDITED)

                                                              6 MONTHS  12 MONTHS
  Zero Coupon Bond Fund Portfolio Series 2005                    1.09%      1.06%

  Merrill Lynch Zero Coupon 10-Year Index                        7.38%      7.03%

  U.S. Treasury STRIP Maturing 11/15/05                          0.85%      0.99%

  Lipper Variable Target Maturity Funds Category Average         3.37%      3.05%

     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     PERFORMANCE FIGURES MAY REFLECT REIMBURSEMENTS AND/OR FEE WAIVERS, WITHOUT WHICH THE PERFORMANCE WOULD HAVE BEEN LOWER.

     FUND RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES.

     Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 9 funds for the six-month period and among the 9 funds for the 12-month period in the variable target maturity funds category.

(1) The fund is an underlying investment option of various variable annuity and variable life products. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the fund. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
(2) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 9 funds in the fund's Lipper category.
 2

As the fund is scheduled to mature in December 2005 (please see special note below), it is primarily invested in short-term U.S. Treasury STRIPS. Because of the short-term nature of the fund's holdings, the fund underperformed its benchmark indices, which are composed of longer-term holdings.

CONTRIBUTORS TO PERFORMANCE

As of December 31, 2004, the effective duration of the portfolio was 1.11 years. During the fiscal year, the yield curve(vi) flattened as short and intermediate term rates increased more than longer-term rates. The portfolio had less exposure to the negative effects of these rising interest rate moves. The fund's short-term cash position benefited results, as the yield it earned continued to increase in the rising rate environment.

Thank you for your investment in the Zero Coupon Bond Fund Portfolio Series 2005. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund's investment goals.

Sincerely,

-s- GENE COLLINS

Gene C. Collins
Travelers Asset Management International Company LLC

February 3, 2005

SPECIAL NOTE

The fund is scheduled to mature in December of 2005 (the "Target Date"). On the fund's Target Date, the fund will be converted to cash and contract owners may invest in another of the funding options available under their contract. If a contract owner does not complete an instruction form directing what should be done with liquidation proceeds, the proceeds will be automatically invested in the money market funding option available under the contract.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(ii) The Fed is responsible for the formulation of a policy designated to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(iii) A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(iv) Treasury STRIPS (Separate Trading of Registered Interest and Principal Securities) are Treasuries that have been stripped of their interest payment (its coupon). A STRIP pays no cash income but is purchased at a substantial discount from its value at maturity.
(v) The Merrill Lynch Zero Coupon 10-Year Index is a U.S. Government stripped security that has a maturity not greater than 10 years.
(vi) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

--------------------------------------------------------------------------------
 FUND AT A GLANCE (UNAUDITED)

(GRAPH)

                                                                     DECEMBER 31, 2004                    JUNE 30, 2004
                                                                     -----------------                    -------------
U.S. Treasury Obligations                                                   81.6                                 81
Repurchase Agreement                                                        18.4                               14.5
Corporate Bonds & Notes                                                        0                                4.5

--------------------------------------------------------------------------------
 FUND EXPENSES (UNAUDITED)

     EXAMPLE

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

     ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

--------------------------------------------------------------------------------
 BASED ON ACTUAL TOTAL RETURN(1)

                                                            BEGINNING    ENDING     ANNUALIZED     EXPENSES
                                           ACTUAL TOTAL      ACCOUNT     ACCOUNT     EXPENSE      PAID DURING
                                             RETURN(2)        VALUE       VALUE       RATIO      THE PERIOD(3)
--------------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund Portfolio Series
  2005                                         1.09%        $1,000.00   $1,010.90      0.15%         $0.76
--------------------------------------------------------------------------------------------------------------

(1) For the six months ended December 31, 2004.
(2) Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3) Expenses (net of expense reimbursement and/or voluntary fee waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
 FUND EXPENSES (UNAUDITED) (CONTINUED)

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL TOTAL RETURN(1)

                                            HYPOTHETICAL   BEGINNING    ENDING     ANNUALIZED     EXPENSES
                                               TOTAL        ACCOUNT     ACCOUNT     EXPENSE      PAID DURING
                                               RETURN        VALUE       VALUE       RATIO      THE PERIOD(2)
-------------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund Portfolio Series
  2005                                          5.00%      $1,000.00   $1,024.38      0.15%         $0.76
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended December 31, 2004.
(2) Expenses (net of expense reimbursement and/or voluntary fee waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- ZERO COUPON BOND FUND PORTFOLIO SERIES 2005
(UNAUDITED)


              AVERAGE ANNUAL TOTAL RETURNS
              ----------------------------
    Twelve Months Ended 12/31/04               1.06%
    Five Years Ended 12/31/04                  6.83
    10/11/95* through 12/31/04                 6.22

                 CUMULATIVE TOTAL RETURN
    -------------------------------------------------
    10/11/95* through 12/31/04                74.51%
    * Commencement of operations.

This chart assumes an initial investment of $10,000 made on October 11, 1995, assuming reinvestment of dividends, through December 31, 2004. The STRIP issue is not an index. Rather, it is a U.S. Treasury zero coupon bond with a maturity date that is similar to those in the Portfolio. The Merrill Lynch Zero Coupon 10-Year Index is comprised of U.S. Government stripped securities which have a maturity not greater than ten years.
[Performance graph - Series 2005]

                                                  ZERO COUPON BOND FUND        U.S. TREASURY STRIP      MERRILL LYNCH ZERO COUPON
                                                  PORTFOLIO SERIES 2005         MATURING 11/15/05             10-YEAR INDEX
                                                  ---------------------        -------------------      -------------------------
10/11/95                                                  10000                       10000                       10000
12/95                                                     10480                       10687                       10691
12/96                                                     10580                       10584                       10585
12/97                                                     11810                       11101                       12072
12/98                                                     13258                       12542                       13945
12/99                                                     12540                       11820                       12502
12/00                                                     14311                       13583                       15436
12/01                                                     15228                       14845                       15976
12/02                                                     16871                       16880                       19332
12/03                                                     17268                       17253                       19836
12/31/04                                                  17451                       17423                       21231

--------------------------------------------------------------------------------

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

   FACE
  AMOUNT                                        SECURITY                              VALUE
----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 81.9%
$1,375,000            U.S. Treasury Note, Stripped Interest Payment only, to yield
                        6.301% due 11/15/05.......................................  $1,343,523
 1,800,000            U.S. Treasury Note, Stripped Interest Payment only, to yield
                        3.960% due 5/15/07........................................   1,672,830
 1,350,000            U.S. Treasury Note, Stripped Principal Payment only, to
                        yield 6.461% due 8/15/05..................................   1,328,746
----------------------------------------------------------------------------------------------
                      TOTAL U.S. TREASURY OBLIGATIONS (Cost -- $4,240,953)........   4,345,099
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 18.5%
   981,000            State Street Bank and Trust Co. dated 12/31/04, 1.400% due
                        1/3/05; Proceeds at maturity -- $981,114; (Fully
                        collateralized by U.S. Treasury Bond, 11.250% due 2/15/15;
                        Market value -- $1,007,715) (Cost -- $981,000)............     981,000
----------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100.4% (Cost -- $5,221,953*)...........   5,326,099
                      Liabilities in Excess of Other Assets -- (0.4)%.............     (20,537)
----------------------------------------------------------------------------------------------
                      TOTAL NET ASSETS -- 100.0%..................................  $5,305,562
----------------------------------------------------------------------------------------------

* Aggregate cost for federal income tax purposes is $5,223,933.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 2004

ASSETS:
  Investments, at value (Cost -- $4,240,953)................   $4,345,099
  Repurchase agreement, at value (Cost -- $981,000).........      981,000
-------------------------------------------------------------------------
  Total investments, at value (Cost -- $5,221,953)..........    5,326,099
  Cash......................................................           31
  Interest receivable.......................................           38
  Receivable from administrator.............................       12,382
-------------------------------------------------------------------------
  TOTAL ASSETS..............................................    5,338,550
-------------------------------------------------------------------------
LIABILITIES:
  Trustees' fees payable....................................        2,400
  Payable for Fund shares reacquired........................        1,016
  Investment advisory fee payable...........................          292
  Accrued expenses..........................................       29,280
-------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................       32,988
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................   $5,305,562
-------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital...........................................   $5,203,396
  Accumulated net realized loss from investment
     transactions...........................................       (1,980)
  Net unrealized appreciation of investments................      104,146
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................   $5,305,562
-------------------------------------------------------------------------
SHARES OUTSTANDING..........................................      485,741
-------------------------------------------------------------------------
NET ASSET VALUE.............................................       $10.92
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Interest..................................................     $ 243,365
---------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................        35,152
  Shareholder communications................................        20,279
  Trustees' fees............................................        10,271
  Custody...................................................         8,328
  Investment advisory fee (Note 2)..........................         5,282
  Administration fee (Note 2)...............................         3,169
  Transfer agency services (Note 2).........................         2,500
  Other.....................................................           548
---------------------------------------------------------------------------
  TOTAL EXPENSES............................................        85,529
  Less: Expense reimbursement and fee waiver (Notes 2 and
     6).....................................................       (79,294)
---------------------------------------------------------------------------
  NET EXPENSES..............................................         6,235
---------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................       237,130
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1
  AND 3):
  Realized Gain From Investment Transactions................        45,046
  Net Change in Unrealized Appreciation/Depreciation of
     Investments............................................      (224,712)
---------------------------------------------------------------------------
NET LOSS ON INVESTMENTS.....................................      (179,666)
---------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................     $  57,464
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED DECEMBER 31,

                                                                 2004          2003
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $   237,130   $   281,130
  Net realized gain.........................................       45,046        14,656
  Net change in unrealized appreciation/depreciation........     (224,712)     (145,875)
---------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................       57,464       149,911
---------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
  Net investment income.....................................     (239,703)     (285,700)
  Net realized gains........................................      (59,702)      (36,106)
---------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS...........................................     (299,405)     (321,806)
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares..........................    1,362,300     1,190,465
  Net asset value of shares issued for reinvestment of
     dividends and distributions............................      299,405       321,806
  Cost of shares reacquired.................................   (1,745,735)   (2,187,042)
---------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......      (84,030)     (674,771)
---------------------------------------------------------------------------------------
DECREASE IN NET ASSETS......................................     (325,971)     (846,666)
NET ASSETS:
  Beginning of year.........................................    5,631,533     6,478,199
---------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $ 5,305,562   $ 5,631,533
---------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........           --        $2,209
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31:

                                                     2004         2003(1)        2002(1)        2001(1)        2000(1)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR...............   $11.45         $11.84         $11.78         $11.56         $10.65
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income..........................     0.52           0.49           0.55           0.61           0.67
  Net realized and unrealized gain (loss)........    (0.40)         (0.21)          0.70           0.13           0.79
-----------------------------------------------------------------------------------------------------------------------
Total Income From Operations.....................     0.12           0.28           1.25           0.74           1.46
-----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income..........................    (0.52)         (0.61)         (1.05)         (0.50)         (0.55)
  Net realized gains.............................    (0.13)         (0.06)         (0.14)         (0.02)            --
-----------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions................    (0.65)         (0.67)         (1.19)         (0.52)         (0.55)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR.....................   $10.92         $11.45         $11.84         $11.78         $11.56
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)..................................     1.06%          2.36%         10.79%          6.41%         14.13%
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S)..................   $5,306         $5,632         $6,478         $5,744         $4,346
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)(4).................................     0.12%          0.15%          0.15%          0.15%          0.15%
  Net investment income..........................     4.49           4.11           4.58           5.18           6.07
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..........................        0%             0%             0%            16%            30%
-----------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3) Travelers Insurance Company has agreed to reimburse the fund for certain expenses for the years ended December 31, 2004, 2003, 2002, 2001 and 2000 respectively. In addition, Smith Barney Fund Management LLC voluntarily waived a portion of its fee for the year ended December 31, 2004. If such expenses were not reimbursed and/or fees not voluntarily waived, actual expense ratios would have been 1.62%, 1.16%, 1.27%, 1.28% and 1.44%, respectively.
(4) As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.15%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

     1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Zero Coupon Bond Fund Portfolio Series 2005 ("Fund"), a separate diversified investment fund of The Travelers Series Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

     In accordance with its prospectus, the Fund will liquidate in December 2005. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As U.S. generally accepted accounting principles ("GAAP") for investment companies are materially consistent with the liquidation basis of accounting, the financial statements have been prepared in conformity with GAAP for investment companies.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with GAAP. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (A) INVESTMENT VALUATION. Securities traded on national securities markets are valued at the closing price on such markets. Securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from reputable brokers or other recognized sources. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

     (B) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     (C) STRIPPED SECURITIES. The Fund invests primarily in "Stripped Securities," a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities, and Stripped Eurodollar Obligations as well as other stripped securities. Stripped securities can be securities consisting of debt obligations that have been stripped of unmatured interest coupons, securities consisting of unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the securities. Fluctuations in response to interest rates may be greater than those for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

     (D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

     (E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income and distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (F) FEDERAL AND OTHER TAXES. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

     (G) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $364 has been reclassified between paid-in capital and overdistributed net investment income, as a result of permanent differences attributable to a taxable overdistribution of net investment income. This reclassification has no effect on net assets or net asset values per share.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TAMIC an investment advisory fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. The investment management fee is calculated daily and paid monthly.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays TIC an administration fee calculated at an annual rate of 0.06% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administration service agreement with Smith Barney Fund Management LLC ("SBFM"). TIC pays SBFM, as sub-administrator, an administration fee calculated at an annual rate of 0.02% of the Fund's average daily net assets plus $30,000, subject to a maximum of 0.06% of the Fund's average daily net assets.

     During the year ended December 31, 2004, the Fund had a contractual expense limitation in place of 0.15%. As a result, TIC has agreed to reimburse the Fund for expenses in the amount of $77,605. This expense limitation is renewed annually and can be terminated at any time by TIC with 60 days' notice. In addition, during the year ended December 31, 2004, SBFM voluntarily waived a portion of its fee in the amount of $1,689.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. During the year ended December 31, 2004, the Fund paid transfer agent fees of $2,500 to CTB.

     One Trustee and all officers of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

     3.  INVESTMENTS

     During the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

------------------------------------------------------------------------
Purchases...................................................          --
------------------------------------------------------------------------
Sales.......................................................  $1,335,310
------------------------------------------------------------------------

     At December 31, 2004, the aggregate unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

----------------------------------------------------------------------
Gross unrealized appreciation...............................  $102,166
Gross unrealized depreciation...............................        --
----------------------------------------------------------------------
Net unrealized appreciation.................................  $102,166
----------------------------------------------------------------------

     4.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund were as follows:

                                                                 YEAR ENDED           YEAR ENDED
                                                              DECEMBER 31, 2004    DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
Shares sold.................................................       118,416               99,770
Shares issued on reinvestment...............................        27,353               27,948
Shares reacquired...........................................      (151,897)            (182,780)
----------------------------------------------------------------------------------------------------
Net Decrease................................................        (6,128)             (55,062)
----------------------------------------------------------------------------------------------------

     5.  INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the fiscal years ended December 31, was as follows:

                                                                2004       2003
---------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income...........................................  $239,716    285,700
  Long-term capital gains...................................    59,689     36,106
---------------------------------------------------------------------------------
Total Distributions Paid....................................  $299,405   $321,806
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

----------------------------------------------------------------------
Unrealized appreciation.....................................  $102,166*
----------------------------------------------------------------------

* The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

     6.  ADDITIONAL INFORMATION

     In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission ("SEC") has notified Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; Citicorp Trust Bank ("CTB"), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

     In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

     CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

     In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

     Citigroup is cooperating fully in the SEC's investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

     Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

     Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

     7.  SUBSEQUENT EVENT NOTE

     On January 31, 2005, Citigroup announced that it has reached an agreement with MetLife, Inc. ("MetLife") to sell Citigroup's life insurance and annuity businesses ("Travelers Life & Annuity") to MetLife. As part of this transaction, TAMIC, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. TAMIC is the investment adviser to Zero Coupon Bond Fund Portfolio Series 2005.

     The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

     In connection with this transaction, the Trust's Board of Trustees will be asked to approve new investment advisory and administrative services contracts, and, to the extent required by law, variable annuity and variable life contract owners, who beneficially own the shares of the funds, will be asked to approve new investment advisory agreements.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE TRAVELERS SERIES TRUST:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust ("Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ KPMG LLP

New York, New York
February 18, 2005

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of The Travelers Series Trust ("Trust") are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling the Trust's administrator at 1-800-842-9368.

                                        TERM OF                                         NUMBER OF
                                     OFFICE(1) AND                                    PORTFOLIOS IN
                      POSITION(S)        LENGTH                                        FUND COMPLEX          OTHER
   NAME, ADDRESS       HELD WITH        OF TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY     BOARD MEMBERSHIPS
   AND BIRTH YEAR         FUND           SERVED              PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED
 TRUSTEES(2):
 Frances M. Hawk      Trustee        Since 1991       Private Investor                   5             Board of Managers
 CFA, CFP                                                                                              of 6 Variable
 108 Oxford Hill                                                                                       Annuity Separate
 Lane                                                                                                  Accounts of The
 Downingtown, PA                                                                                       Travelers
 Birth Year: 1948                                                                                      Insurance Co.
                                                                                                       ("TIC")

 Lewis Mandell        Trustee        Since 1990       Professor, University of           5             Delaware North
 160 Jacobs Hall                                      Buffalo                                          Corp.; Board of
 Buffalo, NY                                                                                           Managers of 6
 Birth Year: 1943                                                                                      Variable Annuity
                                                                                                       Separate Accounts
                                                                                                       of TIC

 Robert E. McGill,    Trustee        Since 1990       Retired                            5             Lydall Inc.; Board
 III                                                                                                   of Managers of 6
 295 Hancock Road                                                                                      Variable Annuity
 Williamstown, MA                                                                                      Separate Accounts
 Birth Year: 1931                                                                                      of TIC

 INTERESTED TRUSTEE:
 R. Jay Gerken,       Chairman,      Since 2002       Managing Director of Citigroup    219            Chairman, Board of
 CFA(3)               President                       Global Markets ("CGM");                          Managers of 6
 Citigroup Asset      and Chief                       Chairman, President and Chief                    Variable Annuity
 Management ("CAM")   Executive                       Executive Officer of Smith                       Separate Accounts
 399 Park Avenue,     Officer                         Barney Fund Management LLC                       of TIC
 4th Floor                                            ("SBFM"), Travelers Investment
 New York, NY 10022                                   Adviser, Inc. ("TIA") and Citi
 Birth Year: 1951                                     Fund Management Inc. ("CFM");
                                                      President and Chief Executive
                                                      Officer of certain mutual
                                                      funds associated with
                                                      Citigroup Inc. ("Citigroup");
                                                      formerly, Portfolio Manager of
                                                      Smith Barney Allocation Series
                                                      Inc. (from 1996 to 2001) and
                                                      Smith Barney Growth and Income
                                                      Fund (from 1996 to 2000)

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                          TERM OF                                         NUMBER OF
                                       OFFICE(1) AND                                    PORTFOLIOS IN
                       POSITION(S)         LENGTH                                        FUND COMPLEX          OTHER
   NAME, ADDRESS        HELD WITH         OF TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY     BOARD MEMBERSHIPS
   AND BIRTH YEAR          FUND            SERVED              PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 OFFICERS:
 Andrew B. Shoup      Senior Vice      Since 2004       Director of CAM; Senior Vice      N/A                   N/A
 CAM                  President and                     President and Chief
 125 Broad Street     Chief                             Administrative Officer of
 11th Floor           Administrative                    mutual funds associated with
 New York, NY 10004   Officer                           Citigroup; Head of
 Birth Year: 1956                                       International Funds
                                                        Administration of CAM (from
                                                        2001 to 2003); Director of
                                                        Global Funds Administration of
                                                        CAM from 2000 to 2001; Head of
                                                        U.S. Citibank Funds
                                                        Administration of CAM (from
                                                        1998 to 2000)

 Kaprel Ozsolak       Chief            Since 2004       Vice President of CGM; Chief      N/A                   N/A
 CAM                  Financial                         Financial Officer and
 125 Broad Street     Officer and                       Treasurer of certain mutual
 11th Floor           Treasurer                         funds associated with
 New York, NY 10004                                     Citigroup; Controller of
 Birth Year: 1965                                       certain mutual funds
                                                        associated with Citigroup
                                                        (from 2002 to 2004)

 William D. Wilcox    Chief            Since 2004       Counsel and Chief Compliance      N/A                   N/A
 Travelers Life &     Compliance                        Officer (since 1999), TIC;
 Annuity              Officer                           Chief Anti- Money Laundering
 One Cityplace                                          Compliance Officer (since
 Hartford, CT 06103                                     2002), 6 Variable Annuity
 Birth Year: 1964                                       Separate Accounts of TIC;
                                                        Chief Compliance Officer
                                                        (since 2004), 5 mutual funds
                                                        and 6 Variable Separate
                                                        Accounts sponsored by TIC

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                          TERM OF                                         NUMBER OF
                                       OFFICE(1) AND                                    PORTFOLIOS IN
                       POSITION(S)         LENGTH                                        FUND COMPLEX          OTHER
   NAME, ADDRESS        HELD WITH         OF TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY     BOARD MEMBERSHIPS
   AND BIRTH YEAR          FUND            SERVED              PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 Andrew Beagley       Chief Anti-      Since 2002       Director of CGM (since 2000);     N/A                   N/A
 CAM                  Money                             Director of Compliance, North
 399 Park Avenue,     Laundering                        America, CAM (since 2000);
 4th Floor            Compliance                        Chief Anti-Money Laundering
 New York, NY 10022   Officer                           Compliance Officer, Chief
 Birth Year: 1962                                       Compliance Officer and Vice
                                                        President of certain mutual
                                                        funds associated with
                                                        Citigroup; Director of
                                                        Compliance, Europe, the Middle
                                                        East and Africa, Citigroup
                                                        Asset Management (from 1999 to
                                                        2000); Chief Compliance
                                                        Officer, SBFM, CFM, TIA,
                                                        Salomon Brothers Asset
                                                        Management Limited, Smith
                                                        Barney Global Capital
                                                        Management Inc.

 Kathleen A. McGah    Secretary        Since 2004       Deputy General Counsel of TIC;    N/A                   N/A
 Travelers Life &                                       Assistant Secretary of 5
 Annuity                                                mutual funds and 6 Variable
 One Cityplace                                          Separate Accounts sponsored by
 Hartford, CT 06103                                     TIC (from 1995 to 2004)
 Birth Year: 1950

 Ernest J. Wright     Assistant        Since 2004       Vice President and Secretary      N/A                   N/A
 Travelers Life &     Secretary                         of TIC; Secretary of 5 mutual
 Annuity                                                funds and 6 Variable Separate
 One Cityplace                                          Accounts sponsored by TIC
 Hartford, CT 06103                                     (from 1994 to 2004)
 Birth Year: 1940

---------------

(1) Each Trustee and officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Knight Edwards is an Emeritus Trustee. An Emeritus Trustee is permitted to attend meetings, but has no voting power.

(3) Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is Managing Director of CGM, an indirect wholly-owned subsidiary of Citigroup, and his ownership shares and options to purchase shares of Citigroup, the indirect parent of TIC.

--------------------------------------------------------------------------------
 IMPORTANT TAX INFORMATION (UNAUDITED)

The following information is provided with respect to the ordinary income distributions paid by the Trust during the taxable year ended December 31, 2004.

------------------------------------------------------------------------------------
Record Date.................................................  6/24/2004   12/27/2004
Payable Date................................................  6/25/2004   12/28/2004
------------------------------------------------------------------------------------
Interest from Federal Obligations...........................     86.75%       91.23%
------------------------------------------------------------------------------------
Long-Term Capital Gain Distributions Paid Per Share.........    $0.0318      $0.0978
------------------------------------------------------------------------------------

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES

R. Jay Gerken, CFA
  Chairman
Frances M. Hawk, CFA, CFP
Lewis Mandell
Robert E. McGill, III

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak
Chief Financial Officer
and Treasurer

William D. Wilcox
Chief Compliance Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kathleen A. McGah
Secretary

Ernest J. Wright
Assistant Secretary

INVESTMENT ADVISER

Travelers Asset Management International Company LLC

ADMINISTRATOR

The Travelers Insurance Company

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

The Fund is a separate investment fund of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity or life contract owners and is not an offer of shares of the Zero Coupon Bond Fund Portfolio Series 2005 and is not for use with the general public.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-842-9368.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request, by calling 1-800-842-9368, (2) on the Fund's website at www.citigroupAM.com and (3) on the SEC's website at www.sec.gov.

VG-ZERO (Annual) (2-05) Printed in U.S.A.

ITEM  2.    CODE OF ETHICS.

            The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM  3.    AUDIT COMMITTEE FINANCIAL EXPERT.

            The Board of Trustees of the registrant has determined that Robert
            E. McGill, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item  4.    Principal Accountant Fees and Services

      (a) Audit Fees for The Travelers Series Trust were $276,000 and $276,000 for the years ended 12/31/04 and 12/31/03.

      (b) Audit-Related Fees for The Travelers Series Trust were $0 and $0 for the years ended 12/31/04 and 12/31/03.

      (c) Tax Fees for The Travelers Series Trust of $36,400 and $36,400 for the years ended 12/31/04 and 12/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Travelers Series Trust.

      (d) All Other Fees for The Travelers Series Trust of $0 and $0 for the years ended 12/31/04 and 12/31/03.

      (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

         The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

         Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (2) For The Travelers Series Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; Tax Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; and Other Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03.

      (f)    N/A

      (g) Non-audit fees billed by the Accountant for services rendered to Travelers Series Trust and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Travelers Series Trust. Fees billed to and paid by Citigroup Global Markets, Inc. related to the transfer agent matter as fully described in the notes to the financial statements titled "additional information" were $75,000 and $0 for the years ended 12/31/04 and 12/31/03.

      (h) Yes. The Travelers Series Trust's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Travelers Series Trust or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM  5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM  6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM  8.    [RESERVED]

ITEM  9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Not applicable.

ITEM  10.   CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

                                    2 of 12

ITEM  11.   EXHIBITS.

            (a)   Code of Ethics attached hereto.

            Exhibit 99.CODE ETH

            (b)   Attached hereto.

            Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

THE TRAVELERS SERIES TRUST

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      THE TRAVELERS SERIES TRUST

Date: March 9, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      THE TRAVELERS SERIES TRUST

Date: March 9, 2005

By:   /s/ Kaprel Ozsolak
      (Kaprel Ozsolak)
      Chief Financial Officer of
      THE TRAVELERS SERIES TRUST

Date: March 9, 2005

                                    3 of 12